Interest and Finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest and Finance Costs [Abstract]
Interest on long-term debt, including amortization of financing costs	$ 149,804	$ 139,241
Capitalized borrowing costs	(14,378)	(18,037)
Premium on 9.5% Senior Unsecured Notes (Note 8)	0	26,546
Discount on receivable from drilling contract	5,419	0
Commissions, commitment fees and other financial expenses	1,142	2,733
Total	$ 141,987	$ 150,483